Divestiture - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain from the divestiture.	$ 600
Gain loss on divestiture of business	600	$ 3,800
General and Administrative Expense [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain loss on divestiture of business		3,800
Asset Purchase Agreement [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Consideration Received On Divestiture		3,800
Gain from the divestiture.	$ 3,500
Contingent consideration included in consideration received		$ 1,800